SUPPLEMENT DATED JULY 10, 2023
TO

PROSPECTUS DATED DECEMBER 31, 2003
FOR KEYLIFE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
KEYPORT VARIABLE ACCOUNT I

The Board of Trustees of Columbia Funds Variable Insurance Trust has approved the re-opening of Columbia Variable Portfolio - Small Company Growth Fund (the Fund) on or about July 31, 2023.

Beginning on that date, you will be permitted to allocate new purchase payments or transfer Variable Account Value to the Sub-account investing in the Fund.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.